Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Oct. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Apr. 30, 2006	Apr. 30, 2006 Quarterly Payment
Related Party Transaction [Line Items]
Advisory agreement initial term			10 years
Advisory agreement termination date			Oct. 02, 2013
Costs Related to Debt Amendments and Initial Public Offering	$ 10,100,000	$ 23,026,000	$ 4,175,000	$ (473,000)
Advisory agreement, periodic fee payment						1,000,000
Advisory agreement, fee as a percentage of financing, acquisition, disposition or change of control					1.00%
Advisory agreement term extension		1 year
Fees paid		2,900,000	4,300,000	4,300,000
Prepaid advisory fees			$ 600,000